Long-term debt (Tables)	3 Months Ended
Mar. 31, 2022
Long-term debts
Schedule of long-term debt

As of March 31, 2022 and December 31, 2021, long-term debt consisted of the following:

Long-term debt

in € THOUS

	March 31,	December 31,
	2022	2021

Schuldschein loans	224,561	—
Bonds	6,514,611	7,071,259
Accounts Receivable Facility	525,231	—
Other	246,107	243,656
Long-term debt	7,510,510	7,314,915
Less current portion	(58,724)	(667,966)
Long-term debt, less current portion	7,451,786	6,646,949

Schedule of accounts receivable facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2022 and December 31, 2021:

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	March 31, 2022 (1)		March 31, 2022 (2)

Accounts Receivable Facility	$900,000	€810,738	$583,500	€525,628

	Maximum amount available		Balance outstanding
	December 31, 2021 (1)		December 31, 2021 (2)

Accounts Receivable Facility	$900,000	€794,632	$—	€—

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.